Note 9 - Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Notes Tables
Lease, Cost [Table Text Block]
	Three Months Ended March 31,
	2023	2022
	(in thousands)
Lease liability cost	$1,749	$1,151
Short-term lease expenses (1)	248	814
Variable lease cost not included in the lease liability (2)	110	32
Total lease cost	$2,107	$1,997

Year Ended December 31,
2022
(in thousands)
Lease liability cost	$5,945
Short-term lease expenses (1)	1,760
Variable lease cost not included in the lease liability (2)	261
Total lease cost	$7,966

Other Information Related to Operating Leases [Table Text Block]
	Three Months Ended March 31,
	2023	2022
	(in thousands)
Cash paid for amounts included in the measurement of the lease liability:
Operating cash flows from operating leases	$2,046	$1,354

Year Ended December 31,
2022
(in thousands)
Cash paid for amounts included in the measurement of the lease liability:
Operating cash flows from operating leases	$5,626

Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Year Ending December 31:
(in thousands)
2023 (nine months)	$4,789
2024	5,171
2025	3,590
2026	2,499
2027	1,709
Thereafter	1,999
Total future lease payments	$19,757
Less: Present value adjustment	(2,186)
Present value of future lease payments (1)	$17,571

(in thousands)
2023	$6,104
2024	4,360
2025	2,817
2026	2,159
2027	1,373
Thereafter	1,887
Total future lease payments	18,700
Less: Present value adjustment	(1,960)
Present value of future lease payments (1)	$16,740